Debt - Additional Information (Details) MXV in Thousands, $ in Thousands, $ in Thousands		3 Months Ended
	Mar. 04, 2026 MXN ($)	Mar. 31, 2026 MXN ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Feb. 13, 2026 MXN ($)	Feb. 13, 2026 MXV	Dec. 31, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)
Disclosure of long term debt [Line Items]
Borrowings					$ 31,500,000			$ 160,619,600
Bank indebtedness									$ 5,342,100
Obtain of revolving credit lines		$ 19,000,000	$ 5,508,000
Revolving credit facility available		19,000,000		$ 4,608,000
Floating interest rate
Disclosure of long term debt [Line Items]
Borrowings	$ 19,000,000				$ 9,005,367
Interest rate basis spread	2.15%				1.80%	1.80%
Borrowings term	28 days
Nominal fixed rate
Disclosure of long term debt [Line Items]
Borrowings					$ 16,998,940
Interest rate					10.80%	10.80%
Fixed interest rate
Disclosure of long term debt [Line Items]
Borrowings | MXV						MXV 5,495,693
Interest rate					5.84%	5.84%
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings				206,314
Revolving credit facility available		$ 23,686
Outstanding of revolving credit lines				$ 206,314			$ 206,314
Repayments of revolving credit lines			200,000
Proceeds from revolving credit lines			$ 200,000